Capital Requirements (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 247,190	$ 232,400
Total capital (to risk-weighted assets), Actual Ratio (in percent)	0.1549	0.1479
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 167,563	$ 164,953
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.1050	0.1050
Total capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 0	$ 0
Tier I capital (to risk-weighted assets), Actual Amount	$ 227,237	$ 212,780
Tier I capital (to risk-weighted assets), Actual, Ratio (in percent)	0.1424	0.1354
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 135,646	$ 133,533
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.0850	0.0850
Tier I capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 0	$ 0
Common Equity Tier I Capital (to risk-weighted assets), Actual Amount	$ 179,237	$ 164,780
Common Equity Tier I Capital (to risk-weighted assets), Actual Ratio (in percent)	0.1123	0.1049
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 111,709	$ 109,968
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	7.00%	7.00%
Common Equity Tier I Capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 0	$ 0
Tier I Leverage Ratio (to adjusted average assets), Actual Amount	$ 227,237	$ 212,780
Tier I Leverage Ratio (to adjusted average assets), Actual Ratio (in percent)	0.1212	0.1146
Tier I Leverage Ratio (to adjusted average assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 74,994	$ 74,261
Tier I Leverage Ratio (to adjusted average assets) Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.0400	0.0400
Tier I Leverage Ratio (to adjusted average assets), Required to be Considered Well-Capitalized, Amount	$ 0	$ 0
Bank
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 222,887	$ 219,410
Total capital (to risk-weighted assets), Actual Ratio (in percent)	0.1408	0.1410
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 166,169	$ 163,365
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.1050	0.1050
Total capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 158,256	$ 155,586
Total capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (in percent)	0.1000	0.1000
Tier I capital (to risk-weighted assets), Actual Amount	$ 203,097	$ 199,960
Tier I capital (to risk-weighted assets), Actual, Ratio (in percent)	0.1283	0.1285
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 134,518	$ 132,248
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.0850	0.0850
Tier I capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 126,605	$ 124,469
Tier I capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (as a percent)	0.0800	0.0800
Common Equity Tier I Capital (to risk-weighted assets), Actual Amount	$ 203,097	$ 199,960
Common Equity Tier I Capital (to risk-weighted assets), Actual Ratio (in percent)	0.1283	0.1285
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 110,779	$ 108,910
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	7.00%	7.00%
Common Equity Tier I Capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 102,866	$ 101,131
Common Equity Tier I Capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (as a percent)	6.50%	6.50%
Tier I Leverage Ratio (to adjusted average assets), Actual Amount	$ 203,097	$ 199,960
Tier I Leverage Ratio (to adjusted average assets), Actual Ratio (in percent)	0.1090	0.1083
Tier I Leverage Ratio (to adjusted average assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 74,546	$ 73,847
Tier I Leverage Ratio (to adjusted average assets) Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.0400	0.0400
Tier I Leverage Ratio (to adjusted average assets), Required to be Considered Well-Capitalized, Amount	$ 93,183	$ 92,309
Tier I Leverage Ratio (to adjusted average assets), Required to be Considered Well-Capitalized, Ratio (in percent)	0.0500	0.0500